Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 1,449,773	$ 762,892	$ 4,483
Accounts receivable, net of allowance for bad debts	1,924,428	1,574,996	1,509,532
Unbilled services	488,000	90,000
Deferred tax asset - current	40,000	40,000
Prepaid expenses and other current assets	132,421	69,276	131,520
Total current assets	4,034,622	2,537,164	1,645,535
Property and equipment, net	179,295	241,895	250,233
Intangible assets, net	860,507	687,880	884,513
Deferred tax asset	29,000	80,000
Deposits and other assets	26,575	22,836	21,996
Total assets	5,129,999	3,569,775	2,802,277
Current liabilities:
Bank line of credit			178,633
Note payable to related party		20,000	20,000
Current portion of long-term debt	218,805	175,000
Accounts payable and accrued expenses	2,234,039	1,836,229	1,953,182
Accrued interest	14,692	13,291	12,422
Due to related party		2,672	5,942
Capital lease obligations	46,199	53,726	88,829
Deferred revenue	2,092,852	1,715,555	1,357,800
Total current liabilities	4,606,587	3,816,473	3,616,808
Capital lease obligations - long-term	24,943	48,624
Long-term debt	260,059	104,517
Total liabilities	4,891,589	3,969,614	3,616,808
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock, value
Additional paid-in capital	11,017,803	10,808,361	10,716,224
Accumulated deficit	(10,780,582)	(11,209,378)	(11,531,926)
Total stockholders' equity (deficit)	238,410	(399,839)	(814,531)
Total liabilities and stockholders' equity (deficit)	5,129,999	3,569,775	2,802,277
Preferred Stock [Member]
Stockholders' equity (deficit):
Preferred stock, value
Series A Preferred Stock [Member]
Stockholders' equity (deficit):
Preferred stock, value
Series B Preferred Stock [Member]
Stockholders' equity (deficit):
Preferred stock, value	1	1	1
Common Class A [Member]
Stockholders' equity (deficit):
Common stock, value	1,188	1,177	1,170
Common Class B [Member]
Stockholders' equity (deficit):
Common stock, value